INVESTMENT IN UNCONSOLIDATED ENTITY (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Total	$ 4,480,521	¥ 31,220,259	¥ 31,078,971
Future Gas Station Beijing Technology Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Total	$ 4,480,521	¥ 31,220,259	¥ 31,078,971